SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		4 Months Ended	6 Months Ended
	Oct. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Cash equivalents		$ 0	$ 0
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Statutory tax rate (as a percent)		21.00%
Antidilutive securities excluded from the computation of diluted loss per share			24,666,667
FDIC insurance coverage limit		$ 250,000	$ 250,000
Public warrants
Offering costs			545,873
Initial Public Offering
Offering costs	$ 10,534,144		10,534,144
Underwriting discounts	10,000,000	10,000,000	10,000,000
Other offering costs	$ 534,144	$ 534,144	$ 534,144
Class A Common Stock
Shares subject to possible redemption		44,885,287	50,000,000
Offering costs			$ 9,988,271
Antidilutive securities excluded from the computation of diluted loss per share		24,666,667